Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments [Abstract]
Derivative Financial Instruments Recorded as Assets or Liabilities
	2024 US$’000		2023 US$’000
	Assets	Liabilities	Assets	Liabilities
Cash flow hedges
- Interest rate swaps	22,935	—	45,964	—
Non-hedging instruments
- Forward freight agreements	1,690	891	1,512	276
- Forward foreign exchange contracts	—	1,048	449	—
	24,625	1,939	47,925	276
Analysed as:
Non-current	12,024	—	35,023	—
Current	12,601	1,939	12,902	276
	24,625	1,939	47,925	276

Forward Foreign Exchange Contracts	The notional principal amounts of the outstanding forward foreign exchange contracts as at 31 December 2024 and 2023 comprise the following:

	2024 US$’000		2023 US$’000
Currency	Notional amounts in local currency	US$ equivalent	Notional amounts in local currency	US$ equivalent
Singapore Dollars	27,648	21,039	31,268	23,381
Danish Kroner	60,000	8,818	—	—